STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)								1 Months Ended							2 Months Ended		3 Months Ended				7 Months Ended	9 Months Ended		11 Months Ended
	Sep. 10, 2021	Jul. 15, 2021	Jun. 11, 2021	May 06, 2021	Aug. 06, 2020	Apr. 02, 2019	Mar. 11, 2019	Jul. 29, 2021	Jun. 24, 2021	Feb. 17, 2021	Nov. 30, 2020	Sep. 22, 2020	Jun. 19, 2020	Feb. 27, 2019	Feb. 17, 2021	Feb. 22, 2019	Sep. 30, 2021	Mar. 31, 2021	Nov. 30, 2020	Sep. 30, 2020	Aug. 06, 2020	Sep. 30, 2021	Sep. 30, 2020	Nov. 30, 2020	May 20, 2021	Dec. 31, 2020	Aug. 04, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized																	25,000,000					25,000,000
Preferred stock, par value																	$ 0.001					$ 0.001
Stock issued for services, value																	$ 255,097			$ 173,235		$ 511,458	$ 555,440
Stock exchanged shares issued																									9,215,059
Stock exchanged shares exchanged																									9,215,059
Common stock, shares authorized																	500,000,000					500,000,000				500,000,000
Common stock, par value																	$ 0.001					$ 0.001				$ 0.001
Common stock, shares issued																	12,325,736					12,325,736				5,886,073
Common stock, shares outstanding																	12,325,736					12,325,736				5,886,073
Reverse stock split				1-for-32
Share issued for compensation																						157,943	13,125
Share issued for compensation, value																						$ 426,446	$ 35,600
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, value																							50,000
Stock new issued, value																	$ 1,361,708					10,315,324
Aggregate intrinsic value																	950,142					950,142
Stock-based compensation expense																	460,146			0		460,146	62,600
Stock based compensation expense																	33,699			$ 0		33,699	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value																	$ 0					$ 0
Business Acquisition [Member]
Class of Stock [Line Items]
Stock issued new, shares																						1,771,883
Stock new issued, value																						$ 5,000,000
Convertible Debentures [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with issuance of convertible debentures, Shares																						17,746	339,678
Issuance of common stock in connection with issuance of convertible debentures, Value																						$ 39,750	$ 736,014
Conv Debt And Interest [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with the amendment of terms of promissory notes, shares																						1,464,966	36,206
Issuance of common stock in connection with the amendment of terms of promissory notes, value																						$ 1,766,832	$ 56,049
Loans Payable And Other Accrued Obligations [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, shares																							15,625
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, value																							$ 50,000
Debt Exchange Agr [Member] | Oid Notes [Member]
Class of Stock [Line Items]
Debt conversion, amount					$ 411,223						$ 111,250
Debt Exchange Agr [Member] | Additional Secured Notes [Member]
Class of Stock [Line Items]
Debt conversion, amount					$ 782,500
Debt Exchange Agr [Member] | T D H Secured Notes [Member]
Class of Stock [Line Items]
Debt conversion, amount											$ 99,633
Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock issued new, shares		361,445
Gross proceeds		$ 1,500,000
Accredited Investors [Member]
Class of Stock [Line Items]
Restricted shares issued during period														62,500
Accredited Investors [Member] | Private Placement [Member]
Class of Stock [Line Items]
Restricted shares issued during period						19,532
Two Accredited Investors [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Proceeds from issuance of equity												$ 233,500
Contractors [Member]
Class of Stock [Line Items]
Stock issued for services, value																						$ 511,458	$ 555,440
Stock issued for services, shares																						150,393	191,034
Labrys [Member]
Class of Stock [Line Items]
Number of share issued									105,648
Warrants purchase									117,188
Employee [Member]
Class of Stock [Line Items]
Granted shares								208,500
Stock price								$ 2.98
Expire term								5 years
Expected volatility								326.50%
Risk-free interest rate								0.37%
Stock-based compensation expense								$ 585,728
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																2,000,000
Preferred stock, par value																$ 0.001
Convertible preferred stock, terms of conversion																Each share of Series A Stock is convertible, at any time, into 0.15625 shares of common stock of the Company
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	10,000,000					10,000,000				10,000,000
Preferred stock, par value																	$ 0.001					$ 0.001				$ 0.001
Preferred stock, shares issued																	0					0				0
Preferred stock, shares outstanding																	0					0				0
Series A Preferred Stock [Member] | Exchange Agreements [Member]
Class of Stock [Line Items]
Stock converted, shares converted					925,000
Series A Preferred Stock [Member] | Series A Exchange Agreements [Member]
Class of Stock [Line Items]
Stock converted, shares converted					925,000
Series A Preferred Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Deemed dividend																						$ 740,899
Series A Preferred Stock [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Stock issued for services, value							$ 400,000							$ 400,000
Stock issued for services, shares							400,000							400,000
Series A Preferred Stock [Member] | Accredited Investors [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock issued for services, value						$ 125,000
Stock issued for services, shares						125,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	10,000,000					10,000,000				10,000,000	10,000,000
Preferred stock, par value																	$ 0.001					$ 0.001				$ 0.001
Stock issued for services, value																	$ 75,000
Stock issued for services, shares																	75,000
Preferred stock, shares issued																	0					0				5,625,884
Preferred stock, shares outstanding																	0					0				5,625,884
Series B Preferred Stock [Member] | Secured 12 Conv Notes [Member] | T D H Secured Notes [Member]
Class of Stock [Line Items]
Debt conversion, amount					$ 1,101,000										$ 1,256,722
Debt conversion, shares issued															2,106,825						1,739,580			158,000
Series B Preferred Stock [Member] | Debt Exchange Agr [Member]
Class of Stock [Line Items]
Debt conversion, amount										$ 1,700,905
Debt conversion, shares issued					3,623,884					2,564,175	316,000
Series B Preferred Stock [Member] | Series A Exchange Agreements [Member]
Class of Stock [Line Items]
Stock converted, shares issued					1,202,500
Series B Preferred Stock [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Proceeds from issuance of equity													$ 250,000
Stock issued new, shares					250,000
Series B Preferred Stock [Member] | Two Accredited Investors [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Proceeds from issuance of equity										$ 300,000								$ 650,000
Stock issued new, shares										300,000								650,000	233,500
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	10,000,000					10,000,000			10,000,000	10,000,000
Preferred stock, par value																	$ 0.001					$ 0.001				$ 0.001
Preferred stock, shares issued																	9,400,259					9,400,259				0
Preferred stock, shares outstanding																	9,400,259					9,400,259				0
Series C Preferred Stock [Member] | Convertible Note Of Ten Percentage [Member]
Class of Stock [Line Items]
Stock issued new, shares	85,250
Debt conversion, amount	$ 85,250
Series C Preferred Stock [Member] | Two Accredited Investors [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Proceeds from issuance of equity			$ 100,000
Stock issued new, shares			100,000